TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of trade and other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Accounts Receivable Abstract
Trade accounts receivable	$ 952,625	$ 765,050
Other accounts receivable	135,459	209,925
Total trade and other accounts receivable	1,088,084	974,975
Less: Expected credit loss	(67,232)	(81,004)
Total net trade and accounts receivable	1,020,852	893,971
Less: non-current portion – accounts receivable	(12,743)	(12,201)
Trade and other accounts receivable, current	$ 1,008,109	$ 881,770